Leases - Additional Information (Detail) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating Lease, Payments		$ 500
Finance Lease, Liability		$ 0
Lessee, Operating Lease, Facility Sharing Arrangement, Average Monthly Fee	$ 43		$ 42
Lessee, Operating Lease, Renewal Term		60 months
Operating Lease, Cost		$ 600